Capital and Funding - Summary of Analysis of Bonds and Other Loans (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
1.750% Bonds 2020 [Member] | Unilever N.V. [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	1.75%	1.75%
Borrowings maturity year	2020	2020
0.500% Notes 2022 [Member] | Unilever N.V. [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	0.50%	0.50%
Borrowings maturity year	2022	2022
1.375% Notes 2029 [member] | Unilever N.V. [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	1.375%	1.375%
Borrowings maturity year	2029	2029
1.125% Bonds 2028 [Member] | Unilever N.V. [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	1.125%	1.125%
Borrowings maturity year	2028	2028
0.875% Notes 2025 [member] | Unilever N.V. [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	0.875%	0.875%
Borrowings maturity year	2025	2025
0.375% Notes 2023 [member] | Unilever N.V. [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	0.375%	0.375%
Borrowings maturity year	2023	2023
1.000% Notes 2027 [member] | Unilever N.V. [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	1.00%	1.00%
Borrowings maturity year	2027	2027
1.000% Notes 2023 [member] | Unilever N.V. [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	1.00%	1.00%
Borrowings maturity year	2023	2023
0.000% Notes 2021 [member] | Unilever N.V. [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	0.00%	0.00%
Borrowings maturity year	2021	2021
0.500% Notes 2024 [Member] | Unilever N.V. [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	0.50%	0.50%
Borrowings maturity year	2024	2024
0.000% Notes 2020 [Member] | Unilever N.V. [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	0.00%	0.00%
Borrowings maturity year	2020	2020
1.125% Notes 2022 [member] | Unilever PLC [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	1.125%	1.125%
Borrowings maturity year	2022	2022
1.375% Notes 2024 [member] | Unilever PLC [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	1.375%	1.375%
Borrowings maturity year	2024	2024
1.875% Notes 2029 [member] | Unilever PLC [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	1.875%	1.875%
Borrowings maturity year	2029	2029
4.250% Notes 2021 [Member] | United States [member] | Other Group Companies [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	4.25%	4.25%
Borrowings maturity year	2021	2021
5.900% Bonds 2032 [Member] | United States [member] | Other Group Companies [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	5.90%	5.90%
Borrowings maturity year	2032	2032
2.900% Notes 2027 [member] | United States [member] | Other Group Companies [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	2.90%	2.90%
Borrowings maturity year	2027	2027
2.200% Notes 2022 [member] | United States [member] | Other Group Companies [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	2.20%	2.20%
Borrowings maturity year	2022	2022
1.800% Notes 2020 [member] | United States [member] | Other Group Companies [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	1.80%	1.80%
Borrowings maturity year	2020	2020
4.800% Bonds 2019 [Member] | United States [member] | Other Group Companies [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	4.80%	4.80%
Borrowings maturity year	2019	2019
2.200% Notes 2019 [Member] | United States [member] | Other Group Companies [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	2.20%	2.20%
Borrowings maturity year	2019	2019
2.000% Notes 2026 [Member] | United States [member] | Other Group Companies [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	2.00%	2.00%
Borrowings maturity year	2026	2026
1.375% Notes 2021 [Member] | United States [member] | Other Group Companies [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	1.375%	1.375%
Borrowings maturity year	2021	2021
2.100% Notes 2020 [Member] | United States [member] | Other Group Companies [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	2.10%	2.10%
Borrowings maturity year	2020	2020
3.100% Notes 2025 [Member] | United States [member] | Other Group Companies [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	3.10%	3.10%
Borrowings maturity year	2025	2025
2.600% Notes 2024 [member] | United States [member] | Other Group Companies [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	2.60%	2.60%
Borrowings maturity year	2024	2024
7.250% Bonds 2026 [Member] | United States [member] | Other Group Companies [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	7.25%	7.25%
Borrowings maturity year	2026	2026
6.625% Bonds 2028 [Member] | United States [member] | Other Group Companies [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	6.625%	6.625%
Borrowings maturity year	2028	2028
5.150% Notes 2020 [Member] | United States [member] | Other Group Companies [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	5.15%	5.15%
Borrowings maturity year	2020	2020
5.600% Bonds 2097 [Member] | United States [member] | Other Group Companies [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	5.60%	5.60%
Borrowings maturity year	2097	2097
0.500% Bonds 2025 [member] | Unilever N.V. [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	0.50%	0.50%
Borrowings maturity year	2025	2025
1.375% Notes 2030 [member] | Unilever N.V. [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	1.375%	1.375%
Borrowings maturity year	2030	2030
3.500% Notes 2028 [member] | United States [member] | Other Group Companies [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	3.50%	3.50%
Borrowings maturity year	2028	2028
3.125% Notes 2023 [member] | United States [member] | Other Group Companies [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	3.125%	3.125%
Borrowings maturity year	2023	2023
1.625% Notes 2033 [member] | Unilever N.V. [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	1.625%	1.625%
Borrowings maturity year	2033	2033
3.000% Notes 2022 [member] | United States [member] | Other Group Companies [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	3.00%	3.00%
Borrowings maturity year	2022	2022
1.125% Bonds 2027 [member] | Unilever N.V. [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	1.125%	1.125%
Borrowings maturity year	2027	2027
3.250% Notes 2024 [member] | United States [member] | Other Group Companies [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	3.25%	3.25%
Borrowings maturity year	2024	2024
3.500% Bonds 2028 [member] | United States [member] | Other Group Companies [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	3.50%	3.50%
Borrowings maturity year	2028	2028
2.750% Bonds 2021 [member] | United States [member] | Other Group Companies [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	2.75%	2.75%
Borrowings maturity year	2021	2021
3.375% Notes 2025 [member] | United States [member] | Other Group Companies [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	3.375%	3.375%
Borrowings maturity year	2025	2025
0.500% Notes 2023 [Member] | Unilever N.V. [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	0.50%	0.50%
Borrowings maturity year	2023	2023
2.600% Notes 2024 [member] | United States [member] | Other Group Companies [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	2.60%
Borrowings maturity year	2024
1.500% Notes 2026 [member] | Unilever PLC [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	1.50%
Borrowings maturity year	2026
1.500% Notes 2039 [member] | Unilever PLC [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	1.50%
Borrowings maturity year	2039
2.125% Notes 2029 [member] | United States [member] | Other Group Companies [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	2.125%
Borrowings maturity year	2029